Sources of finance	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Sources of finance

10. Sources of finance

The following table summarises the equity and debt financing of the Group, and changes during the year:

		Shares		Debt
	2018 £m	2017 £m	2018 £m	2017 £m
Analysis of changes in financing
Beginning of year	701.8	695.4	6,481.3	6,033.1
Ordinary shares issued	1.2	6.4	–	–
Net (decrease)/increase in drawings on bank loans and corporate bonds	–	–	(440.6)	599.6
Amortisation of financing costs included in debt	–	–	7.7	8.0
Other movements	–	–	(10.1)	(6.9)
Exchange adjustments	–	–	179.6	(152.5)
End of year	703.0	701.8	6,217.9	6,481.3

Note

The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement.

Shares

At 31 December 2018, the Company’s share base was entirely composed of ordinary equity share capital and share premium of £703.0 million (2017: £701.8 million), further details of which are disclosed in note 25.

Debt

US$ bonds The Group has in issue $812 million of 4.75% bonds due November 2021, $500 million of 3.625% bonds due September 2022, $750 million of 3.75% bonds due September 2024, $272 million of 5.125% bonds due September 2042 and $450 million of 5.625% bonds due November 2043.

Eurobonds The Group has in issue €600 million of 0.75% bonds due November 2019, €750 million of 3% bonds due November 2023, €750 million of 2.25% bonds due September 2026, €600 million of 1.625% bonds due March 2030 and €250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR + 0.32% due May 2020.

In March 2018, the Group issued €250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR + 0.45% due March 2022 and €500 million of 1.375% bonds due March 2025.

Sterling bonds The Group has in issue £200 million of 6.375% bonds due November 2020 and £400 million of 2.875% bonds due September 2046. On 27 March 2019, the Group repaid the £200 million of 6.375% bonds due in 2020 following a tender offer.

Revolving Credit Facility The Group has a five-year Revolving Credit Facility of $2.5 billion due July 2021. On 15 March 2019, the Group refinanced the facility and extended the term of the $2.5 billion five-year revolving credit facility to March 2024. The Group’s borrowing under these facilities, which are drawn down predominantly in US dollars and pounds sterling, averaged the equivalent of $125 million in 2018. The Group has a A$150 million Revolving Credit Facility due June 2019 and a A$370 million Revolving Credit Facility due June 2021. The Group’s borrowings under the Australian dollar facilities which were drawn down in Australian dollars and New Zealand dollars, averaged the equivalent of A$439 million in 2018. The Group had available undrawn committed credit facilities of £2,074.7 million at 31 December 2018 (2017: £1,163.8 million).

Borrowings under the $2.5 billion Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of the Group. Borrowings under the A$150 million Revolving Credit Facility and A$370 million Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of WPP AUNZ.

US Commercial Paper Program

The Group operates a commercial paper programme using its Revolving Credit Facility as a backstop. The average commercial paper outstanding in 2018 was $540.0 million. There was no US Commercial Paper outstanding at 31 December 2018.

The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2018 £m	2017 £m
Within one year	(748.4)	(391.7)
Between one and two years	(596.8)	(896.3)
Between two and three years	(937.1)	(584.3)
Between three and four years	(742.5)	(1,537.8)
Between four and five years	(786.8)	(487.9)
Over five years	(4,199.7)	(4,519.1)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(8,011.3)	(8,417.1)
Short-term overdrafts – within one year	(442.0)	(393.2)
Future anticipated cash flows	(8,453.3)	(8,810.3)
Effect of discounting/financing rates	1,793.4	1,935.8
Debt financing	(6,659.9)	(6,874.5)

Analysis of fixed and floating rate debt by currency including the effect of interest rate and cross-currency swaps:

2018 Currency		£m	Fixed rate[1]	Floating basis	Period (months)[1]
$	– fixed	1,154.8	4.58	n/a	181
	– floating	1,029.6	n/a	LIBOR	n/a
£	– fixed	1,044.1	3.43	n/a	232
€	– fixed	2,425.9	1.99	n/a	75
	– floating	449.2	n/a	EURIBOR	n/a
Other		114.3	n/a	n/a	n/a
		6,217.9

2017 Currency		£m	Fixed rate[1]	Floating basis	Period (months)[1]
$	– fixed	1,146.1	4.62%	n/a	199
	– floating	1,760.9	n/a	LIBOR	n/a
£	– fixed	600.0	4.04%	n/a	245
€	– fixed	2,623.9	1.85%	n/a	80
	– floating	222.2	n/a	EURIBOR	n/a
Other		128.2	n/a	n/a	n/a
		6,481.3

Note

[1]	Weighted average. These rates do not include the effect of gains on interest rate swap terminations that are written to income over the life of the original instrument.

The following table is an analysis of future anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps:

	Financial liabilities		Financial assets
2018	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	229.3	221.9	124.6	120.6
Between one and two years	50.0	45.3	11.8	6.5
Between two and three years	688.4	685.3	11.5	6.4
Between three and four years	408.5	406.6	11.6	6.5
Between four and five years	–	–	11.6	6.6
Over five years	–	–	461.4	498.2
	1,376.2	1,359.1	632.5	644.8

	Financial liabilities		Financial assets
2017	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	97.8	96.7	123.7	128.8
Between one and two years	21.4	20.1	38.6	38.8
Between two and three years	20.5	18.8	39.5	38.6
Between three and four years	20.7	18.6	851.7	851.0
Between four and five years	523.5	521.1	–	–
Over five years	–	–	–	–
	683.9	675.3	1,053.5	1,057.2